License Agreement with Related Party (Details) - Licensing Agreements - Magnolia Optical Technologies - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Term of license agreement	10 years
Amortization of license fee	$ 356,500
Term of license agreement	120 months
Accumulated amortization	$ 273,317	$ 237,667
Amortization expense	$ 35,650	$ 35,650